GLOPP SUM SUP-1 010213
Summary Prospectus Supplement dated January 2, 2013
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, C, R and Y shares of the Fund listed below:
Invesco Global Opportunities Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Stephen Anness	Portfolio Manager	2013
Nick Mustoe	Portfolio Manager	2012”
GLOPP SUM SUP-1 010213

GLOPP- SUM SUP-2 010213
Summary Prospectus Supplement dated January 2, 2013
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class R5 and Class R6 shares of the Fund listed below:
Invesco Global Opportunities Fund
The following information replaces the table in its entirety appearing under the heading “MANAGEMENT OF THE FUND” in the summary prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Stephen Anness	Portfolio Manager	2013
Nick Mustoe	Portfolio Manager	2012”
GLOPP- SUM SUP-2 010213